UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  February 29

Date of reporting period:  August 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2023
Semiannual Report
T. ROWE PRICE
Tax-Free Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Tax-Free Funds
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Tax-Free Funds
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended August 31,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets in the U.S. were resilient as economic growth remained positive and corporate earnings results came in stronger than expected.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and helped drive the momentum in the equity market. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the communication services, information technology, and consumer discretionary sectors were all lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
In terms of economic news, inflation remained a primary concern for both investors and policymakers. Price increases moderated during the period but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by period-end, the highest level since March 2001.
In the fixed income market, U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S. government debt from the highest level, AAA, to
AA+ along with expectations for higher levels of borrowing by the Treasury
Department. The yield on the benchmark 10-year note climbed to 4.36% in mid-August, its highest intraday level since late 2007, before falling back to
4.09% by month-end.
Despite rising yields, returns were positive across most fixed income sectors as investors benefited from the higher coupons that have become available over the past year as well as increasing hopes that the economy might be able to avoid a recession. Tax-exempt municipal bonds were supported by limited issuance in the sector as well as generally strong balance sheets at the state and local level.

T. ROWE PRICE Tax-Free Funds

Global economies and markets have shown surprising resilience in 2023, but considerable uncertainty remains as the impact of the Fed’s rate hikes has yet to be fully felt in the economy. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Tax-Free Funds
Portfolio Summary

PORTFOLIO COMPOSITION
Tax-Exempt Money Fund
Percent of
Net Assets
8/31/23
Variable Rate Demand Notes 48%
Commercial Paper 22
Variable Rate Trusts 16
Fixed Rate Notes/Bonds 15
Other Assets Less Liabilities -1
Total 100%
CREDIT QUALITY DIVERSIFICATION
Tax-Free Short-Intermediate Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Tax-Free Funds

CREDIT QUALITY DIVERSIFICATION
Tax-Free Income Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Tax-Free Funds

CREDIT QUALITY DIVERSIFICATION
Tax-Free High Yield Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Tax-Free Funds

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
Intermediate Tax-Free High Yield Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Tax-Free Funds

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Tax-Free Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, Tax-Free
Income Fund, and Tax-Free Short-Intermediate Fund have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and the I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. The Tax-Exempt Money Fund has two share classes: The original share class (Investor Class) charges no distribution and service
(12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

T. ROWE PRICE Tax-Free Funds

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
TAX-EXEMPT MONEY FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,014.40 $2.08
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.08   2.08
I Class
Actual   1,000.00   1,015.30   1.22
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.93   1.22
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.41%, and
the
2
I Class was 0.24%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE SHORT-INTERMEDIATE FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,011.90 $2.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.52   2.64
Advisor Class
Actual   1,000.00   1,008.60   4.09
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.06   4.12
I Class
Actual   1,000.00   1,010.80   1.92
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.23   1.93
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.52%,
the
2
Advisor Class was 0.81%, and the
3
I Class was 0.38%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE INCOME FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,011.30 $2.68
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.47   2.69
Advisor Class
Actual   1,000.00   1,009.70   4.34
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.81   4.37
I Class
Actual   1,000.00   1,011.60   2.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.77   2.39
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.53%,
the
2
Advisor Class was 0.86%, and the
3
I Class was 0.47%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE HIGH YIELD FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,013.00 $3.34
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.82   3.35
Advisor Class
Actual   1,000.00   1,012.20   5.16
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.01   5.18
I Class
Actual   1,000.00   1,013.60   2.78
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.37   2.80
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.66%,
the
2
Advisor Class was 1.02%, and the
3
I Class was 0.55%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

INTERMEDIATE TAX-FREE HIGH YIELD FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,013.50 $2.43
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.72   2.44
Advisor Class
Actual   1,000.00   1,007.20   3.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.52   3.66
I Class
Actual   1,000.00   1,014.80   2.23
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.92   2.24
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.48%,
the
2
Advisor Class was 0.72%, and the
3
I Class was 0.44%.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C03-051 10/23

August 31, 2023
Semiannual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFHX Tax-Free High Yield Fund –
.
PATFX Tax-Free High Yield Fund–
.
Advisor  Class
PTYIX Tax-Free High Yield Fund–
.
I Class

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 10 .64 $ 12 .22 $ 12 .32 $ 12 .67 $ 11 .81 $ 11 .89
Investment activities
Net investment
income
(1)(2)
0 .20 0 .41 0 .38 0 .41 0 .44 0 .43
Net realized and
unrealized gain/loss ( 0 .06 ) ( 1 .58 ) ( 0 .10 ) ( 0 .34 ) 0 .86 ( 0 .08 )
Total from
investment activities 0 .14 ( 1 .17 ) 0 .28 0 .07 1 .30 0 .35
Distributions
Net investment
income ( 0 .20 ) ( 0 .40 ) ( 0 .38 ) ( 0 .41 ) ( 0 .44 ) ( 0 .43 )
Net realized gain — ( 0 .01 ) — ( 0 .01 ) — —
(3)
Total distributions ( 0 .20 ) ( 0 .41 ) ( 0 .38 ) ( 0 .42 ) ( 0 .44 ) ( 0 .43 )
NET ASSET VALUE
End of period $ 10 .58 $ 10 .64 $ 12 .22 $ 12 .32 $ 12 .67 $ 11 .81

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
1 .30% ( 9 .64 ) % 2 .21% 0 .70% 11 .14% 3 .04%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(5)
0 .75%
(6)
0 .76% 0 .72% 0 .72% 0 .72% 0 .72%
Net expenses after
waivers/payments
by Price Associates 0 .66%
(6)
0 .67% 0 .63% 0 .62% 0 .65% 0 .72%
Net investment
income 3 .76%
(6)
3 .68% 2 .99% 3 .48% 3 .56% 3 .66%
Portfolio turnover rate 4 .6% 19 .7% 11 .8% 12 .8% 5 .1% 12 .8%
Net assets, end of
period (in millions) $1,949 $1,949 $3,580 $3,915 $4,421 $3,903
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
See Note 5. Prior to 2/29/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(6)
Annualized

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 10 .70 $ 12 .29 $ 12 .39 $ 12 .74 $ 11 .88 $ 11 .95
Investment activities
Net investment
income
(1)(2)
0 .18 0 .38 0 .35 0 .39 0 .40 0 .40
Net realized and
unrealized gain/loss ( 0 .05 ) ( 1 .59 ) ( 0 .11 ) ( 0 .35 ) 0 .85 ( 0 .09 )
Total from
investment activities 0 .13 ( 1 .21 ) 0 .24 0 .04 1 .25 0 .31
Distributions
Net investment
income ( 0 .18 ) ( 0 .37 ) ( 0 .34 ) ( 0 .38 ) ( 0 .39 ) ( 0 .39 )
Net realized gain — ( 0 .01 ) — ( 0 .01 ) — —
(3)
Total distributions ( 0 .18 ) ( 0 .38 ) ( 0 .34 ) ( 0 .39 ) ( 0 .39 ) ( 0 .39 )
Redemption fees
added to paid-in
capital
(4)
— — — — — 0 .01
NET ASSET VALUE
End of period $ 10 .65 $ 10 .70 $ 12 .29 $ 12 .39 $ 12 .74 $ 11 .88

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(5)
1 .22% ( 9 .89 ) % 1 .90% 0 .41% 10 .70% 2 .79%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(6)
1 .11%
(7)
1 .03% 1 .03% 1 .02% 1 .03% 1 .02%
Net expenses after
waivers/payments
by Price Associates 1 .02%
(7)
0 .93% 0 .94% 0 .92% 0 .98% 1 .02%
Net investment
income 3 .40%
(7)
3 .43% 2 .76% 3 .27% 3 .25% 3 .31%
Portfolio turnover rate 4 .6% 19 .7% 11 .8% 12 .8% 5 .1% 12 .8%
Net assets, end of
period (in thousands) $4,747 $5,322 $7,637 $9,310 $15,243 $18,533
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
The fund charged redemption fees through March 31, 2019.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
See Note 5. Prior to 2/29/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(7)
Annualized

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 10 .64 $ 12 .22 $ 12 .31 $ 12 .67 $ 11 .81 $ 11 .89
Investment activities
Net investment
income
(1)(2)
0 .21 0 .42 0 .39 0 .43 0 .45 0 .45
Net realized and
unrealized gain/loss ( 0 .06 ) ( 1 .58 ) ( 0 .09 ) ( 0 .36 ) 0 .86 ( 0 .09 )
Total from
investment activities 0 .15 ( 1 .16 ) 0 .30 0 .07 1 .31 0 .36
Distributions
Net investment
income ( 0 .21 ) ( 0 .41 ) ( 0 .39 ) ( 0 .42 ) ( 0 .45 ) ( 0 .44 )
Net realized gain — ( 0 .01 ) — ( 0 .01 ) — —
(3)
Total distributions ( 0 .21 ) ( 0 .42 ) ( 0 .39 ) ( 0 .43 ) ( 0 .45 ) ( 0 .44 )
NET ASSET VALUE
End of period $ 10 .58 $ 10 .64 $ 12 .22 $ 12 .31 $ 12 .67 $ 11 .81

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
1 .36% ( 9 .51 ) % 2 .41% 0 .71% 11 .24% 3 .15%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(5)
0 .65%
(6)
0 .62% 0 .60% 0 .62% 0 .63% 0 .61%
Net expenses after
waivers/payments
by Price Associates 0 .55%
(6)
0 .53% 0 .51% 0 .52% 0 .56% 0 .61%
Net investment
income 3 .87%
(6)
3 .84% 3 .10% 3 .57% 3 .65% 3 .78%
Portfolio turnover rate 4 .6% 19 .7% 11 .8% 12 .8% 5 .1% 12 .8%
Net assets, end of
period (in thousands) $1,457,437 $1,846,303 $1,942,439 $1,072,180 $1,344,330 $1,139,351
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
See Note 5. Prior to 2/29/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(6)
Annualized

T. ROWE PRICE Tax-Free High Yield Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity  (1) 1 44
United Airlines Holdings  (1) — 15
Westrock 5 158
Total Common Stocks (Cost $200) 217
MUNICIPAL SECURITIES 99.4%
ALABAMA 2.0%
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  2,210 2,329
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,610 11,000
Columbia Ind. Dev. Board, Series A, VRDN, 4.10%, 12/1/37  550 550
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28  (1)(2) 2,925 1,755
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/43  (1)(2) 2,265 1,359
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
6.875%, 1/1/43  (1)(2) 1,585 951
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
7.50%, 1/1/47  (1)(2) 2,835 1,701
Jefferson County, Sewer, Series A, 5.50%, 10/1/53  (3) 18,210 18,440
Southeast Energy Auth. A Cooperative Dist., Series A, VRDN,
4.00%, 11/1/51 (Tender 10/1/28)  3,790 3,680
Southeast Energy Auth. A Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  5,160 4,917
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32  (4) 2,179 2,037
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44  (4) 20,550 18,602
Wilsonville Ind. Dev. Board, Gaston Plant Project, VRDN, 4.50%,
12/1/30  (5) 1,800 1,800
69,121
ARIZONA 1.8%
Arizona Distribution Revenue, Capital Appreciation, 5.50%,
7/1/33  (6) 990 1,191
Arizona Distribution Revenue, Capital Appreciation, Series B,
5.50%, 7/1/30  (6) 5,690 6,569
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 4.517%, 1/1/37  2,180 2,004
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40  (4) 730 599
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50  (4) 1,265 932

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%, 7/15/39  1,050 1,013
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%, 7/15/49  930 844
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49  (4) 3,445 3,045
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37  (4) 2,375 2,338
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52  (4) 2,695 2,543
Maricopa County IDA, Commercial Metals Company Project,
4.00%, 10/15/47  (4)(5) 6,150 5,120
Maricopa County, El Paso Electric, Series A, PCR, 4.50%, 8/1/42  2,575 2,374
Peoria IDA, Sierra Winds Life Care, Series A, 5.50%, 11/15/34  (1)
(2) 2,930 2,241
Peoria IDA, Sierra Winds Life Care, Series A, 5.75%, 11/15/40  (1)
(2) 4,750 3,443
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/44  790 790
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/49  475 466
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/59  1,675 1,610
Phoenix Arizona IDA, Mayo Clinic, Series B, VRDN, 3.80%,
11/15/52  600 600
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41  (4) 2,380 1,947
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51  (4) 2,530 1,847
Pima County IDA, American Leadership Academy, 4.00%,
6/15/57  (4) 2,865 2,030
Salt Verde Financial, 5.00%, 12/1/32  2,810 2,919
Salt Verde Financial, 5.00%, 12/1/37  12,970 13,280
Tempe IDA, Friendship Village of Tempe Project, Series A, 4.00%,
12/1/46  1,980 1,461
61,206
ARKANSAS 0.9%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49  (4)(5) 11,560 10,693
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49  (4)(5) 3,955 3,801
Arkansas DFA, Green Bond, 5.45%, 9/1/52  (5) 5,985 5,815
Arkansas DFA, Green Bond, 12.00%, 7/1/48  (4) 5,000 5,265
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48  (4)(5) 5,000 5,108
30,682
CALIFORNIA 6.0%
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  4,995 5,191
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  10,715 11,034

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Community Housing Agency, Creekwood , Series A,
4.00%, 2/1/56  (4) 17,325 10,768
California Community Housing Agency, Junior Bonds Street Flats,
Series A-2, 4.00%, 8/1/50  (4) 7,980 5,704
California Community Housing Agency, Senior-Fountains at
Emerald, 3.00%, 8/1/56  (4) 2,300 1,504
California Community Housing Agency, Stoneridge Apartment,
Series A, 4.00%, 2/1/56  (4) 6,425 4,663
California Community Housing Agency, Verdant at Green Valley
Project,, 5.00%, 8/1/49  (4) 9,600 8,770
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  2,662 2,596
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/47  1,790 1,831
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/57  1,545 1,564
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46  (4) 2,750 2,595
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  2,800 2,446
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49  (4) 1,515 1,353
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/57  (4) 1,650 1,433
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47  (5) 4,605 3,922
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43  (5) 9,210 9,211
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  4,565 4,817
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/49  2,375 2,354
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/52  1,980 1,950
California Municipal Fin. Auth., West Village, 5.00%, 5/15/36  2,105 2,165
California PFA, Enso Village Project, 2.375%, 11/15/28  (4) 1,190 1,146
California PFA, Enso Village Project, 3.125%, 5/15/29  (4) 1,275 1,206
California PFA, Enso Village Project, 5.00%, 11/15/46  (4) 595 531
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27  (4) 2,100 2,036
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41  (4) 1,650 1,255
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51  (4) 1,500 1,031
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61  (4) 250 162
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  205 199
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  220 212

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  235 225
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  185 175
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,270 1,063
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  785 598
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/31  880 842
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/41  1,605 1,359
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/51  1,080 845
California Statewide CDA, Series A-1, 5.00%, 9/2/42  3,495 3,403
California Statewide CDA, Series A-1, 5.00%, 9/2/52  4,970 4,654
California Statewide CDA, 899 Charleston Moldaw Residences,
Series A, 5.375%, 11/1/49  (4) 2,770 2,183
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  10,290 10,258
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27  (4) 2,375 2,404
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46  (4) 3,165 3,042
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56  (4) 6,530 6,379
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58  (4) 14,720 14,724
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,585 1,590
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,265 1,097
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,900 1,522
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/34  850 894
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/39  790 805
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  395 398
California Statewide Fin. Auth., Tobacco Industry, Series A, 6.00%,
5/1/43  1,190 1,209
CMFA Special Fin. Agency VII, Breakwater Apartments, Series A-2,
4.00%, 8/1/47  (4) 6,770 5,467
CMFA Special Fin. Agency XII, Allure Apartments, 4.375%,
8/1/49  (4) 2,530 1,909
CMFA Special Fin. Agency, Solana At Grand, Series A-2, 4.00%,
8/1/45  (4) 2,860 2,256
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56  (4) 13,605 9,941
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-1, 3.00%, 7/1/45  (4) 1,750 1,260
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56  (4) 6,207 4,307

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56  (4) 2,485 1,788
CSCDA Community Improvement Auth., Parallel Anaheim Social
Bonds, 4.00%, 8/1/56  (4) 3,010 2,211
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51  (4) 1,910 1,733
CSCDA Community Improvement Auth., Social Bonds, Series A-2,
3.00%, 2/1/57  (4) 2,500 1,630
Golden State Tobacco Securitization, 5.00%, 6/1/51  3,410 3,540
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  83,850 8,304
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  235 236
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  320 321
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.411%, 7/1/27  3,830 3,801
Santa Margarita Water Dist., Community Fac. Dist. No. 2013-1,
5.625%, 9/1/43 ( Prerefunded 9/1/23)  (7) 1,900 1,900
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34  (8) 1,560 1,738
205,660
COLORADO 4.3%
Aerotropolis Regional Transportation Auth., 4.375%, 12/1/52  8,340 6,386
Arista Metropolitan Dist., Series A, GO, 5.00%, 12/1/38  2,480 2,365
Arista Metropolitan Dist., Series A, GO, 5.125%, 12/1/48  5,445 4,941
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48  6,865 6,479
Brighton Crossing Metropolitan Dist. No. 4, Series A, GO, 5.00%,
12/1/47  1,225 1,126
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  1,000 960
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,012
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.00%, 12/1/37  1,150 1,111
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.125%, 12/1/47  4,000 3,846
Canyons Metropolitan Dist. No. 6, Series A, GO, 6.125%, 12/1/47  2,000 1,923
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47  (4) 3,500 3,132
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31  485 453
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32  590 546
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41  1,160 945
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48  1,770 1,336
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35  (4) 1,145 838
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45  (4) 2,350 1,578
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50  (4) 3,285 2,175
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  750 743

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  6,990 6,865
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  11,325 11,020
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  5,330 5,121
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.00%, 12/1/33  3,040 2,976
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  2,200 2,065
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 485
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,437
Denver City & County Airport, Series A, 5.00%, 12/1/48  (5) 3,955 3,989
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,190 1,175
Green Valley Ranch East Metropolitan Dist. No. 6, Series A, GO,
5.875%, 12/1/50  2,200 2,112
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/37  1,695 1,613
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.25%,
12/1/47  3,970 3,582
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  4,055 3,638
Park Creek Metropolitan Dist., Property Tax, Series A, 5.00%,
12/1/45  15,435 15,408
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35  (4) 500 422
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51  (4) 5,270 4,487
Public Auth. for Colorado Energy, 6.25%, 11/15/28  4,770 5,064
Public Auth. for Colorado Energy, 6.50%, 11/15/38  9,210 10,792
Pueblo Urban Renewal Auth., 4.75%, 12/1/45  (4) 5,690 3,869
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  7,025 4,919
Riverwalk Metropolitan Dist. No 2, Series A, 5.00%, 12/1/52  4,245 3,587
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 4.50%,
12/1/28 ( Prerefunded 12/1/23)  (7) 496 512
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/43 ( Prerefunded 12/1/23)  (7) 1,000 1,033
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 777
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,475 1,339
STC Metropolitan Dist. No. 2, Series A, GO, 4.00%, 12/1/29  1,000 925
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  785 721
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,000 882
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/32  (3) 595 645
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/35  (3) 235 252
146,607
CONNECTICUT 1.3%
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46  (4) 1,060 854

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53  (4) 1,260 977
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  2,870 2 ,176
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,200 3,022
Connecticut State HEFA, Masonicare , Series F, 5.00%, 7/1/31  2,000 2,017
Connecticut State HEFA, Masonicare , Series F, 5.00%, 7/1/32  3,280 3,305
Connecticut State HEFA, Masonicare , Series F, 5.00%, 7/1/33  2,055 2,070
Connecticut State HEFA, Masonicare , Series F, 5.00%, 7/1/34  1,435 1,444
Connecticut State HEFA, Masonicare , Series F, 5.00%, 7/1/43  8,115 7,847
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  7,125 6,228
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  6,160 5,002
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)  (1)(2)(9) 23,166 5,154
Steel Point Infrastructure Improvement Dist., Steelpointe Harbor
Project, 4.00%, 4/1/41  (4) 550 469
Steel Point Infrastructure Improvement Dist., Steelpointe Harbor
Project, 4.00%, 4/1/51  (4) 2,715 2,163
42,728
DELAWARE 1.0%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  200 196
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,025 1,035
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,385 1,358
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  790 808
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  4,920 4,948
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,035 2,029
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  4,390 4,357
Delaware State Economic Dev. Auth., 4.00%, 6/1/52  1,260 886
Delaware State Economic Dev. Auth., 4.00%, 6/1/57  1,220 837
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  205 208
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  890 871
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,335 2,218
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  3,445 3,229
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  2,915 2,687
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  7,675 7,275
32,942
DISTRICT OF COLUMBIA 1.8%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  41,185 9,363

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  18,210 3,472
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  2,375 2,392
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,540 1,510
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2,285 2,194
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,295 2,103
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,065 3,531
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  9,730 7,904
District of Columbia, Methodist Home of D.C., Series A, 5.125%,
1/1/35  1,240 1,083
District of Columbia, Methodist Home of D.C., Series A, 5.25%,
1/1/39  805 684
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/31  (4) 900 695
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/46  (4) 2,810 1,788
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  11,080 12,317
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37  (3) 10,135 5,423
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  7,915 3,892
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,585 733
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  3,955 1,717
60,801
FLORIDA 3.4%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  190 145
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49  7,480 5,142
Avenir Community Dev. Dist., 5.375%, 5/1/43  2,300 2,228
Avenir Community Dev. Dist., 5.625%, 5/1/54  1,100 1,061
Boggy Creek Improvement Dist., Special Assessment,
Series 2013, 5.125%, 5/1/43  7,035 7,017
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  875 905
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  250 259

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/31  1,015 1,050
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/33  900 923
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/34  975 993
Capital Trust Agency, 4.00%, 6/15/24  (4) 900 892
Capital Trust Agency, 4.00%, 6/15/41  (4) 1,790 1,422
Capital Trust Agency, 4.00%, 6/15/51  (4) 2,735 1,965
Capital Trust Agency, Bridge Univ. Student Housing, Series A,
5.25%, 12/1/58  (4) 7,220 6,477
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31  565 499
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41  1,055 813
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53  1,315 1,025
Celebration Pointe Community Dev. Dist., 4.75%, 5/1/24  150 150
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45  755 731
Celebration Pointe Community Dev. Dist., Alachua County, 5.00%,
5/1/32  830 839
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  295 287
Double Branch Community Dev. Dist., Special Assessment,
Series A-1, 4.00%, 5/1/25  200 200
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  5,985 5,896
Florida Dev. Fin., UF Health Jacksonville Project, 4.00%, 2/1/52  2,945 2,111
Florida Dev. Fin., UF Health Jacksonville Project, 5.00%, 2/1/52  1,450 1,273
Florida Dev. Fin., Waste Pro USA, 3.00%, 6/1/32  (5) 5,130 4,026
Florida Dev. Fin., Waste Pro USA, VRDN, 6.125%, 7/1/32 (Tender
7/1/26)  (4)(5) 8,000 8,017
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38  (4) 2,495 2,286
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48  (4) 9,850 8,657
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53  (4) 9,095 7,817
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39  (4) 740 750
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48  (4) 915 920
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.25%, 5/1/37  2,880 2,898
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  3,635 3,657
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,170 1,173
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  2,335 2,234

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  790 793
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,365 1,35 1
Lee County IDA, Preserve, Series A, 5.00%, 12/1/27  (4) 325 298
Lee County IDA, Preserve, Series A, 5.375%, 12/1/32  (4) 900 776
Lee County IDA, Preserve, Series A, 5.625%, 12/1/37  (4) 1,170 963
Miami-Dade County Water & Sewer System, 4.00%, 10/1/48  4,510 4,217
Orange County HFA, 4.00%, 10/1/52  4,605 4,078
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.00%, 6/1/41  2,010 1,565
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/37  1,095 1,031
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/42  1,035 932
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/47  2,535 2,222
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/52  5,360 4,595
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,420 2,031
Sawyers Landing Community Dev. Dist., 4.25%, 5/1/53  3,225 2,510
Tolomato Community Dev. Dist., Special Assessment, Series  2015-
2, STEP, 0.00%, 5/1/40  545 504
Tolomato Community Dev. Dist., Special Assessment, Series  2015-
3, 6.61%, 5/1/40  (1)(2) 640 —
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  830 610
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  1,310 996
116,210
GEORGIA 3.5%
Atlanta Airport Passenger Fac. Charge, Green Bond, Series E,
5.25%, 7/1/42  (5) 6,650 7,096
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  (1)(2) 2,850 1,282
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  (1)(2) 13,765 6,194
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  (1)(2) 8,525 3,836
Atlanta Urban Redev . Agency, Beltline Trail Completion Project,
2.375%, 7/1/26  (4) 900 858
Atlanta Urban Redev . Agency, Beltline Trail Completion Project,
2.875%, 7/1/31  (4)(10) 1,625 1,472
Atlanta Urban Redev . Agency, Beltline Trail Completion Project,
3.625%, 7/1/42  (4)(10) 3,360 2,920
Atlanta Urban Redev . Agency, Beltline Trail Completion Project,
3.875%, 7/1/51  (4)(10) 4,250 3,600
Burke County Dev. Auth., Plant Vogtle , VRDN, 4.50%, 11/1/52  4,950 4,950
Burke County Dev. Auth., Plant Vogtle , VRDN, 4.50%, 11/1/52  (5) 1,000 1,000
Burke County Dev. Auth., Plant Vogtle , VRDN, PCR, 4.20%, 7/1/49  1,125 1,125
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41  (4) 2,375 1,768

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51  (4) 6,730 4,446
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47  (4) 2,730 2,239
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54  (4) 2,180 1,722
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/45  2,540 2,566
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  7,915 8,280
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,205 1,901
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31  (4) 1,220 1,062
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,190 1,119
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  4,250 3,492
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36  (4) 2,645 2,451
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54  (4) 13,030 10,600
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27  (4) 210 208
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37  (4) 1,215 1,222
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47  (4) 1,980 1,954
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52  (4) 1,215 1,208
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53 (Tender
9/1/30)  2,725 2,829
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  5,855 5,987
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27  (4) 2,745 2,725
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37  (4) 2,210 2,063
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47  (4) 8,705 7,631
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  9,860 9,932
Savannah Economic Dev. Auth., Marshes of Skidaway , 7.25%,
1/1/44 ( Prerefunded 1/1/24)  (7) 7,580 7,670
119,408
GUAM 0.4%
Guam Power Auth., Series A, 5.00%, 10/1/42  4,050 4,097
Guam Power Auth., Series A, 5.00%, 10/1/43  1,930 1,946
Guam Power Auth., Series A, 5.00%, 10/1/44  1,695 1,704

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Territory of Guam, Series F, 4.00%, 1/1/36  3,560 3,334
Territory of Guam, Series F, 4.00%, 1/1/42  850 730
Territory of Guam, Series F, 5.00%, 1/1/30  790 818
Territory of Guam, Series F, 5.00%, 1/1/31  790 817
13,446
IDAHO 0.3%
Power County IDC, FMC Project, 6.45%, 8/1/32  (5) 3,620 3,631
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51  (4) 10,196 7,737
11,368
ILLINOIS 6.0%
Chicago, Series 2005D, GO, 5.50%, 1/1/40  9,495 9,600
Chicago, Series 2007E, GO, 5.50%, 1/1/35  1,190 1,206
Chicago, Series A, GO, 5.00%, 1/1/39  1,025 1,046
Chicago, Series A, GO, 5.00%, 1/1/40  2,375 2,416
Chicago, Series A, GO, 5.50%, 1/1/35  3,165 3,383
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34  (3) 830 865
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35  (3) 900 933
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27  (11) 12,290 10,264
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29  (3) 11,245 8,703
Chicago, City Colleges, GO, Zero Coupon, 1/1/27  (11)(12) 7,915 7,066
Chicago, Works, Series A, GO, 5.50%, 1/1/40  2,530 2,717
Chicago, Works, Series A, GO, 5.50%, 1/1/41  2,130 2,249
Chicago, Works, Series A, GO, 5.50%, 1/1/43  2,095 2,202
Illinois, GO, 5.00%, 2/1/28  3,360 3,500
Illinois, GO, 5.00%, 5/1/34  1,585 1,591
Illinois, Series A, GO, 5.00%, 10/1/31  1,980 2,103
Illinois, Series A, GO, 5.50%, 3/1/42  3,340 3,611
Illinois, Series A, GO, 5.50%, 3/1/47  5,040 5,402
Illinois, Series B, GO, 5.00%, 10/1/31  1,820 1,933
Illinois, Series B, GO, 5.00%, 10/1/32  2,485 2,633
Illinois, Series B, GO, 5.00%, 12/1/33  2,715 2,948
Illinois, Series B, GO, 5.50%, 5/1/47  1,890 2,027
Illinois, Series C, GO, 5.00%, 11/1/29  8,450 8,878
Illinois, Series D, GO, 5.00%, 11/1/25  790 811
Illinois, Series D, GO, 5.00%, 11/1/28  5,640 5,927
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32  (5) 1,385 1,386
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  8,705 7,341
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,585 1,277
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  6,735 4,918
Illinois Fin. Auth., Depaul College Prep Foundation, 5.25%,
8/1/38  (4) 1,000 1,004

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois Fin. Auth., Depaul College Prep Foundation, 5.50%,
8/1/43  (4) 1,000 1,007
Illinois Fin. Auth., Depaul College Prep Foundation, 5.625%,
8/1/53  (4) 1,195 1,192
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,050 2,985
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,230 1,108
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 3.95%, 7/15/55  100 100
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/45 ( Prerefunded
5/15/25)  (7) 950 980
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/50 ( Prerefunded
5/15/25)  (7) 2,575 2,656
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/35  2,115 2,144
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/44  3,955 3,954
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  910 896
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/37  630 617
Illinois Fin. Auth., Univ. of Chicago Medical Center, Series D-2,
VRDN, 3.93%, 8/1/43  3,450 3,450
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  2,440 2,453
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,165 3,177
Illinois Housing Dev. Auth., Series G, 5.00%, 10/1/46  1,380 1,384
Illinois Housing Dev. Auth., Series G, 6.25%, 10/1/52  1,270 1,362
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  2,120 1,805
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/45  595 603
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  8,285 8,306
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  850 499
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  730 416
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/37  1,115 597
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/38  2,375 1,169
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/39  2,575 1,226
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/41  905 385
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/30  (11) 3,040 2,273
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/33  (11) 46,130 30,514
Regional Transportation Auth., Series A, 6.00%, 7/1/33  (11) 5,935 7,054

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.00%, 12/1/32  (4) 3,300 3,081
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.25%, 12/1/47  (4) 6,420 5,530
202,863
INDIANA 1.8%
East Chicago, USG Project, 5.50%, 9/1/28  (5) 1,405 1,313
Indiana Fin. Auth. Depauw University Project, Series A, 5.50%,
7/1/52  8,655 8,825
Indiana Fin. Auth., Greencroft Obligated Group, Series A, 7.00%,
11/15/43 ( Prerefunded 11/15/23)  (7) 6,330 6,363
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%, 11/1/30  5,160 5,142
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/53  3,350 3,353
Indiana Fin. Auth., Student Housing Project, Series A, 5.125%,
6/1/58  1,650 1,661
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  10,935 10,777
Indiana Municipal Power Agency, Series B, VRDN, 4.20%, 1/1/42  6,450 6,450
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31  (1)(5)(13) 9,846 —
Town of Shoals, National Gypsum, 7.25%, 11/1/43  (5) 3,915 3,926
Valparaiso, Pratt Paper, 6.75%, 1/1/34  (5) 5,860 5,912
Valparaiso, Pratt Paper, 7.00%, 1/1/44  (5) 7,915 7,989
61,711
IOWA 0.0%
Iowa Fin. Auth., Unitypoint Health, Series E, VRDN, 4.00%,
2/15/41  690 690
690
KANSAS 0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,010 1,008
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  910 901
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  930 871
2,780
KENTUCKY 2.1%
Henderson, Pratt Paper, Series B, 4.45%, 1/1/42  (4)(5) 1,945 1,842
Henderson, Pratt Paper, Series B, 4.70%, 1/1/52  (4)(5) 6,270 5,896
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  2,770 2,118
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  4,635 3,504
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  5,625 4,116
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  2,905 2,057

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.375%,
11/15/42  3,560 2,905
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  1,860 1,505
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,555 3,540
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,040 3,871
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  6,415 6,001
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  6,035 6,104
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  11,165 11,175
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,085 11,000
Louisville Regional Airport Auth., UPS Worldwide Forwarding,
Series B, VRDN, 4.30%, 1/1/29  (5) 4,900 4,900
70,534
LOUISIANA 1.6%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38  (4) 1,900 1,858
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48  (4) 2,220 2,089
Louisiana Gasoline & Fuels Tax Revenue, Series A-1, VRDN,
3.93%, 5/1/43  3,500 3,500
Louisiana Local Gov't Environmental Fac. & Community Dev. Auth.,
Westlake Chemical, 3.50%, 11/1/32  11,300 10,638
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/31  (5) 515 534
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/34  (5) 640 663
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/35  (5) 515 532
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/43  (5) 1,585 1,601
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/48  (5) 6,095 6,130
New Orleans Sewerage Service, 5.00%, 6/1/33 ( Prerefunded
6/1/25)  (7) 1,140 1,174
New Orleans Sewerage Service, 5.00%, 6/1/40 ( Prerefunded
6/1/25)  (7) 2,165 2,230
New Orleans Sewerage Service, 5.00%, 6/1/45 ( Prerefunded
6/1/25)  (7) 1,385 1,426
New Orleans Water System, 5.00%, 12/1/45 ( Prerefunded
12/1/25)  (7) 4,355 4,517
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25)  (4) 1,310 1,341
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30)  (4) 4,190 4,538

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Saint James Parish, Nustar Logistics, Series 2, 6.35%, 7/1/40  (4) 4,235 4,596
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30)  (4) 5,485 5,940
53,307
MARYLAND 5.4%
Anne Arundel County, Annapolis Area Christian School, Series A,
6.50%, 7/1/33  2,355 2,326
Anne Arundel County, Annapolis Area Christian School, Series A,
6.75%, 7/1/43  4,575 4,491
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,260 2,051
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  17,045 15,063
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/27  1,190 1,194
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  1,585 1,590
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  5,910 5,858
Maryland Economic Dev., Baltimore City Project, Series A, 5.00%,
6/1/58  4,040 3,836
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 6/1/25  750 761
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29  (4) 1,900 1,949
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33  (4) 2,010 2,055
Maryland Economic Dev., Port Covington Project, 3.25%, 9/1/30  750 695
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/40  1,740 1,521
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  2,000 1,612
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28  (5) 4,605 4,700
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/55  (5) 41,675 41,729
Maryland Economic Dev., Senior-Annapolis Mobility, 5.25%,
6/30/53  4,635 4,723
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  825 831
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  790 814
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,190 1,238
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  790 823
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  815 849
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,050 2,121
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  5,430 5,581
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  16,365 16,485
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  790 795

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, City Neighbors Charter School, Series A, 6.75%,
7/1/44  2,090 2,091
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/32  475 486
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/33  1,205 1,232
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/34  1,425 1,459
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/35  1,270 1,296
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/36  1,190 1,210
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  2,575 2,258
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  4,305 3,665
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  2,665 2,228
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  405 341
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  5,145 4,250
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36  (4) 1,385 1,385
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46  (4) 1,980 1,969
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,190 1,125
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,595 1,439
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  790 724
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  315 254
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,560 1,243
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,695 2,332
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  5,250 4,408
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  395 380
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  395 371
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/26  1,370 1,323
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,430 1,357
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,605 1,437
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  880 774
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,225 1,802
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  6,330 4,694
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34
( Prerefunded 7/1/24)  (7) 3,560 3,605
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44 ( Prerefunded
7/1/24)  (7) 3,560 3,615

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  355 356
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  2,885 2,897
183,697
MASSACHUSETTS 0.6%
Massachusetts Dev. Fin. Agency, Boston Univ., Series P, 5.45%,
5/15/59  (8) 2,000 2,222
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.625%, 7/15/36  480 457
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.75%, 7/15/43  2,600 2,437
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/47  (4) 5,245 4,648
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57  (4) 10,290 8,830
Massachusetts Dev. Fin. Agency, Salem Community, 5.25%,
1/1/50  2,120 1,804
20,398
MICHIGAN 1.0%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/37  790 778
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/41  4,510 4,265
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/47  12,580 11,453
Detroit, GO, 5.00%, 4/1/29  570 590
Detroit, GO, 5.00%, 4/1/30  555 574
Detroit, GO, 5.00%, 4/1/31  595 614
Detroit, GO, 5.00%, 4/1/32  670 690
Detroit, GO, 5.00%, 4/1/33  950 978
Detroit, GO, 5.00%, 4/1/37  1,660 1,682
Detroit, GO, 5.00%, 4/1/38  1,110 1,120
Detroit, Series A, GO, 5.00%, 4/1/50  1,810 1,748
Grand Rapids Economic Dev., Beacon Hill at Eastgate , 5.00%,
11/1/32  1,665 1,573
Grand Rapids Economic Dev., Beacon Hill at Eastgate , 5.00%,
11/1/37  945 848
Grand Rapids Economic Dev., Beacon Hill at Eastgate , 5.00%,
11/1/47  2,195 1,796
Grand Rapids Economic Dev., Beacon Hill at Eastgate , 5.00%,
11/1/52  940 748
Michigan Fin. Auth., Henry Ford Health System, Series A, 4.00%,
11/15/50  1,875 1,676
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/52  20,180 2,269
33,402

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
MINNESOTA 0.3%
Deephaven , Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/37  415 370
Deephaven , Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/49  790 651
Rochester, Mayo Clinic, 5.00%, 11/15/57  6,870 7,226
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  670 524
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  520 369
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  455 311
9,451
MISSOURI 2.1%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50  (3)(5) 1,980 1,765
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50  (5) 1,455 1,279
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/57  (3)(5) 14,840 12,960
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/54  (5) 3,955 3,998
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,585 1,337
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,345 1,071
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/50  3,165 2,360
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/46  4,000 3,705
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,685 1,437
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  3,760 3,476
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  12,270 10,661
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/30  790 749
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/35  555 501
Saint Louis County IDA, Nazareth Living Center, Series A, 5.125%,
8/15/45  1,345 1,121
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,585 1,487
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,680 1,499
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  675 581
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,170 1,710
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,335 1,682
Saint Louis Land Clearance for Redev . Auth., National Geospatial
Intelligence Agency, 5.125%, 6/1/46  4,060 4,028
Saint Louis Land Clearance for Redev . Auth., National Geospatial
Intelligence Agency, 5.375%, 6/1/43  11,595 11,707
Taney County IDA, 6.00%, 10/1/49  (4) 3,500 3,384
72,498

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
MONTANA 0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  545 480
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  5,740 4,580
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  5,975 4,640
9,700
NEBRASKA 0.1%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,145 1,167
Central Plains Energy Project, Series A, 5.00%, 9/1/30  2,770 2,885
4,052
NEVADA 0.6%
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/34 ( Prerefunded 7/1/24)  (7) 1,395 1,418
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/39 ( Prerefunded 7/1/24)  (7) 2,070 2,104
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/44 ( Prerefunded 7/1/24)  (7) 2,965 3,014
Las Vegas Redev . Agency, 5.00%, 6/15/30  325 333
Las Vegas Redev . Agency, 5.00%, 6/15/40  3,585 3,619
Las Vegas Redev . Agency, 5.00%, 6/15/45  6,290 6,319
Reno, Retrac -Reno Transportation, 5.00%, 6/1/33  (3) 160 171
Reno, Retrac -Reno Transportation, 5.00%, 6/1/36  200 209
Reno, Retrac -Reno Transportation, 5.00%, 6/1/37  395 410
Reno, Retrac -Reno Transportation, 5.00%, 6/1/38  (3) 80 83
Reno, Retrac -Reno Transportation, 5.00%, 6/1/48  395 402
Reno, Retrac -Reno Transportation, Series C, Zero Coupon,
7/1/58  (4) 11,000 1,348
19,430
NEW HAMPSHIRE 0.4%
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40)  (4)(5) 3,245 2,490
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39  (4) 1,245 1,113
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46  (4) 690 614
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54  (4) 1,725 1,522
New Hampshire HEFA, Hillside Villiage , Series A, 6.125%,
7/1/37  (1)(2)(4) 1,135 250
New Hampshire HEFA, Hillside Villiage , Series A, 6.125%,
7/1/52  (1)(2)(4) 2,792 614
New Hampshire HEFA, Hillside Villiage , Series A, 6.25%,
7/1/42  (1)(2)(4) 1,682 370
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  630 630
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  595 578

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  4,835 4,557
12,738
NEW JERSEY 3.3%
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,555 1,337
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  1,760 1,434
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, PCR, 5.00%, 12/1/24  (5)(12) 1,280 1,287
New Jersey Economic Dev. Auth., Barnabas Health, Series A, Zero
Coupon, 7/1/26  (11)(12) 1,980 1,800
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49  (4) 900 806
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30  (5) 7,125 7,214
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52  (5) 13,460 13,483
New Jersey Economic Dev. Auth., Lions Gate, 4.375%, 1/1/24  210 210
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  3,880 3,562
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59  (5) 1,605 1,634
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37  (5) 10,445 10,676
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47  (5) 14,475 14,549
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,585 1,568
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  9,565 8,596
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  6,445 6,176
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.00%, 6/15/37  (5) 990 979
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.125%, 6/15/43  (5) 1,385 1,371
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/40  3,130 3,177
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  2,615 2,805
New Jersey Transportation Trust Fund Auth., 5.50%, 6/15/50  1,875 2,042
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  790 757
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  650 706
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,081
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  2,000 1,962

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  790 862
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  11,870 9,757
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  2,710 2,829
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/30  (11) 3,580 2,704
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  7,915 8,172
113,536
NEW YORK 4.8%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/41  (4) 1,135 1,006
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51  (4) 1,260 1,044
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55  (4) 830 676
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48  (4) 460 444
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25  (4)(5) 280 281
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35  (4)(5) 9,890 9,991
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36  (4) 425 418
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41  (4) 550 517
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51  (4) 1,980 1,763
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31  (4) 650 529
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51  (4) 13,110 10,946
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/46  5,205 5,488
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  5,105 4,348
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  22,850 5,794
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  7,610 6,457
Nassau County IDA, Amsterdam at Harborside , Series A, 9.00%,
1/1/41  (1)(2)(4) 6,655 6,322
Nassau County IDA, Amsterdam at Harborside , Series B, VR,
5.00%, 1/1/58  (2) 13,414 4,013
New York City, Series G-6, GO, VRDN, 3.89%, 4/1/42  475 475
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/30  (4) 1,000 996

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/31  (4) 800 797
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/34  (4) 800 792
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/36  (4) 1,400 1,365
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34  (4) 5,040 5,010
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40  (4) 19,940 19,729
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  24,740 27,708
New York Transportation Dev., American Airlines, 2.25%,
8/1/26  (5) 660 630
New York Transportation Dev., American Airlines, 3.00%,
8/1/31  (5) 2,375 2,102
New York Transportation Dev., American Airlines, 5.00%,
8/1/31  (5) 12,445 12,476
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35  (5) 4,945 5,097
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40  (5) 3,005 3,032
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/39  (5) 1,955 2,016
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/40  (5) 1,290 1,330
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/41  (5) 1,290 1,325
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/42  (5) 1,290 1,319
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31  (5) 1,805 1,863
New York Transportation Dev., JFK Int'l. Airport, 5.375%, 8/1/36  (5) 2,535 2,579
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.375%, 11/1/54  (4) 1,365 1,081
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  10,685 10,711
162,470
NORTH CAROLINA 1.9%
Forsyth County, Series B, GO, 2.00%, 3/1/39  4,585 3,289
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47  (3)(5) 9,515 10,188
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,585 1,604
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36  1,835 1,536
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  3,870 2,916
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.70%, 7/1/37  2,180 1,791
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.875%, 7/1/40  4,245 3,397

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 5.00%, 7/1/45  3,525 2,709
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  925 698
North Carolina Medical Care Commission, Everyage , Series A,
4.00%, 9/1/41  865 711
North Carolina Medical Care Commission, Everyage , Series A,
4.00%, 9/1/47  770 595
North Carolina Medical Care Commission, Everyage , Series A,
4.00%, 9/1/51  765 574
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  1,980 1,346
North Carolina Medical Care Commission, Pennybyrn at Maryfield ,
5.00%, 10/1/25  2,145 2,142
North Carolina Medical Care Commission, Salemtowne , 5.25%,
10/1/37  730 667
North Carolina Medical Care Commission, Salemtowne , 5.375%,
10/1/45  9,295 7,981
North Carolina Medical Care Commission, Southminster , 5.00%,
10/1/31  1,385 1,372
North Carolina Medical Care Commission, Southminster , 5.00%,
10/1/37  1,225 1,151
North Carolina Medical Care Commission, United Church Homes,
5.00%, 9/1/41 ( Prerefunded 9/1/23)  (7) 1,330 1,370
North Carolina Medical Care Commission, United Church Homes,
Series A, 5.00%, 9/1/37 ( Prerefunded 9/1/24)  (7) 1,660 1,687
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,510 4,542
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  4,115 4,141
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/54  6,845 6,880
Univ. of North Carolina at Chapel Hill, Series A, VRDN, 3.93%,
2/15/31  1,525 1,525
64,812
OHIO 5.5%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  110,435 100,948
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,345 1,342
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  7,720 7,444
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  3,560 3,563
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,375 2,257
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  15,790 15,904
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  12,900 12,899
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  4,635 4,242

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  5,955 5,345
Marion County, United Church Homes, 5.00%, 12/1/39  1,310 1,072
Marion County, United Church Homes, 5.125%, 12/1/49  1,445 1,104
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  3,955 3,578
Ohio, Series A, 4.00%, 1/15/38  845 810
Ohio, Series A, 4.00%, 1/15/39  1,585 1,502
Ohio, Series A, 5.00%, 1/15/50  1,980 2,009
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  6,885 6,527
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48  (4)(5) 1,585 1,463
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%, 7/1/49  (4)
(5) 13,610 12,227
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38  (4) 2,250 1,709
185,945
OKLAHOMA 0.9%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  6,565 5,263
Oklahoma County Fin. Auth., Epworth Villa, 6.00%, 4/1/30  (2) 655 328
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%,
4/1/33  (1)(2) 790 395
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.125%,
4/1/42  (1)(2) 2,375 1,187
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%,
4/1/30  (1)(2) 2,655 1,328
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.75%,
4/1/27  (2) 510 255
Oklahoma DFA, OU Medicine, Series B, 5.25%, 8/15/48  4,455 4,117
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  9,005 8,516
Tulsa Airports Improvement Trust, Series C, 5.50%, 12/1/35  (5) 8,705 8,725
30,114
OREGON 0.2%
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/32  395 389
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/37  395 371
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/47  1,110 973
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/52  1,190 1,020
Oregon State Fac. Auth., Legacy Health Project, Series A, 5.00%,
6/1/52  3,800 3,836
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 4.00%, 11/15/26  235 223
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/31  275 258

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/36  360 319
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/46  1,020 799
8,188
PENNSYLVANIA 4.0%
Allegheny County IDA, U.S. Steel, 4.875%, 11/1/24  960 963
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  245 254
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  265 276
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/31  535 559
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/32  875 918
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/33  630 660
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/34  595 622
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/35  670 695
Allentown Neighborhood Improvement Zone Dev. Auth., 5.25%,
5/1/42  (4) 6,230 6,164
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32  (4) 2,750 2,801
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/33  (4) 2,770 2,824
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42  (4) 4,975 4,892
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42  (4) 7,540 7,559
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42  (4) 7,125 7,031
Butler County Hosp. Auth., 5.00%, 7/1/35  6,645 6,285
Butler County Hosp. Auth., 5.00%, 7/1/39  3,760 3,433
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36  (4) 3,140 2,663
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40  (4) 3,790 3,080
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41  (4) 3,330 2,676
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/30 ( Prerefunded 7/1/25)  (7) 650 669
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/34 ( Prerefunded 7/1/24)  (7) 790 800
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/35 ( Prerefunded 7/1/25)  (7) 840 864

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/39 ( Prerefunded 7/1/24)  (7) 790 800
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/46 ( Prerefunded 7/1/24)  (7) 1,205 1,220
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/47 ( Prerefunded 7/1/25)  (7) 5,935 6,105
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  950 773
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,025 798
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,110 840
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  200 190
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  790 724
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., 5.00%, 9/1/43  3,995 4,043
Montgomery County IDA, Hill at Whitemarsh , 5.25%, 1/1/40  2,770 2,481
Montgomery County IDA, Hill at Whitemarsh , 5.375%, 1/1/50  5,335 4,523
Pennsylvania Economic DFA, 5.50%, 6/30/40  (5) 3,155 3,390
Pennsylvania Economic DFA, 5.50%, 6/30/41  (5) 1,840 1,969
Pennsylvania Economic DFA, 5.50%, 6/30/43  (5) 1,840 1,958
Pennsylvania Economic DFA, 5.75%, 6/30/48  (5) 1,865 2,019
Pennsylvania Economic DFA, 6.00%, 6/30/61  (5) 7,800 8,454
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28)  (4)(5) 9,120 10,087
Pennsylvania Economic DFA, Covanta Project, 3.25%, 8/1/39  (4)
(5) 3,265 2,372
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44  (5) 6,905 6,914
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 4.357%,
7/1/39  (8) 6,650 5,898
Pennsylvania Higher Ed. Fac. Auth., Widener Univ., 5.00%, 7/15/38  1,900 1,902
Pennsylvania Turnpike Commission, Series B, 5.25%, 12/1/52  2,715 2,918
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/28  3,955 4,054
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/30  790 808
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,485 2,143
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,680 1,380
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/49  2,840 2,232
137,683
PUERTO RICO 10.9%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (14) 30,321 15,615
Puerto Rico Commonwealth, GO, VR, 11/1/51  (14) 14,577 7,525
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 4.00%, 7/1/42  (4) 4,190 3,582
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33  (4) 2,150 2,171

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/37  (4) 1,105 1,102
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42  (4) 5,975 5,108
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/47  (4) 2,030 1,670
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/24  (4) 580 582
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/25  (4) 2,675 2,692
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28  (4) 2,740 2,801
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29  (4) 2,865 2,933
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30  (4) 15,830 16,215
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33  (4) 5,540 5,597
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (4) 9,495 9,522
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37  (4) 6,765 6,731
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47  (4) 22,955 21,968
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
6.125%, 7/1/24  474 480
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42  (4) 5,625 4,808
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47  (4) 4,605 3,789
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24  (4) 1,325 1,331
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/25  (4) 2,780 2,798
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29  (4) 3,525 3,609
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33  (4) 8,120 8,198
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37  (4) 6,520 6,504
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/24  1,048 1,010
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/33  8,280 5,034
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  10,975 10,252

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  8,948 8,201
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  11,792 10,577
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  6,748 5,814
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  11,338 11,548
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  9,406 9,800
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  18,721 20,211
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29  (1)(15) 8,780 2,393
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (1)(15) 95 26
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36  (1)(15) 8,215 2,239
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27  (1)
(15) 1,145 312
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29  (1)
(15) 3,955 1,078
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/21  (1)
(15) 1,605 437
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (1)
(15) 135 37
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/26  (1)
(15) 1,600 436
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27  (1)
(15) 2,300 627
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28  (1)
(15) 2,745 748
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (1)(15) 470 128
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (1)(15) 1,810 493
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (1)(15) 610 166
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (1)(15) 730 199
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (1)(15) 95 26
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37  (1)(15) 4,130 1,125
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (1)
(15) 455 124
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (1)
(15) 390 106
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/38  (1)
(15) 3,955 1,078
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (1)(15) 165 45
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35  (1)(15) 3,466 945
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (1)(15) 790 215
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (1)(15) 1,135 309
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (1)(15) 110 30
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (1)(15) 195 53

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19  (1)(15) 1,960 534
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (1)(15) 155 42
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (1)(15) 1,460 398
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (1)(15) 420 115
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (1)(15) 169 46
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26  (1)(15) 3,820 1,041
Puerto Rico Highway & Transportation Auth., Restructured,
Series A, 5.00%, 7/1/62  9,649 9,492
Puerto Rico Highway & Transportation Auth., Restructured,
Series C, STEP, 0.00%, 7/1/53  31,471 19,866
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  59 57
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  19,070 17,830
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  4,840 4,685
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  5,919 5,059
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  9,626 7,519
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  11,267 7,277
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  181,265 50,261
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/51  20,231 4,156
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,980 1,875
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  2,365 2,135
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,775 4,464
Puerto Rico Sales Tax Fin., Restructured Cofina , Series A-2,
4.329%, 7/1/40  2,125 2,010
372,015
RHODE ISLAND 0.3%
Central Falls Detention Fac., 7.25%, 7/15/35  (1)(2) 9,960 1,793
Rhode Island Health & Ed. Building, Care New England, Series A,
5.50%, 9/1/28 ( Prerefunded 9/1/23)  (7) 2,375 2,375
Rhode Island Health & Ed. Building, Care New England, Series A,
6.00%, 9/1/33 ( Prerefunded 9/1/23)  (7) 3,165 3,165
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/36  3,955 3,617
10,950
SOUTH CAROLINA 1.2%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  (1) 6,549 3,535

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  (1) 25,626 6,263
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  (1) 44,135 5,103
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  (1) 3,532 1,310
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  (1) 17,627 1,141
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  (1) 2,088 58
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27  (1)(2)(4)(5) 850 340
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.00%, 2/1/35  (1)(2)(4)(5) 5,035 2,014
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.25%, 2/1/45  (1)(2)(4)(5) 10,115 4,046
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 8.00%, 12/6/29  (1)(2) 1,585 1,293
South Carolina Public Service Auth., Unrefunded Balance,
Series A, 5.50%, 12/1/54  6,445 6,457
South Carolina Public Service Auth., Unrefunded Balance,
Series E, 5.25%, 12/1/55  10,595 10,627
42,187
SOUTH DAKOTA 0.1%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,135 1,115
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,215 1,179
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,080 1,034
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  1,585 1,377
4,705
TENNESSEE 0.8%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase 1, 5.00%, 10/1/35  2,180 2,207
Metropolitan Government Nashville & Davidson County Health &
Ed. Fac. Board, 5.25%, 5/1/53  3,850 4,057
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52  (5) 2,680 2,844
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  395 373
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  920 824
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  2,650 2,325
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  9,435 9,570
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  6,405 6,622
28,822
TEXAS 6.4%
Austin Airport, Series B, 5.00%, 11/15/41  (5) 435 440
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  705 715

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,645 1,670
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,300 2,336
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  2,650 2,691
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,475 2,511
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  2,805 2,846
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  395 392
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  910 902
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  1,780 1,756
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,515 2,482
Austin Texas Airport System Revenue, 5.00%, 11/15/43  (5) 920 955
Austin Texas Airport System Revenue, 5.25%, 11/15/47  (5) 3,935 4,123
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/34  420 459
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  95 100
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  3,165 3,268
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%, 8/15/48  12,665 12,641
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31  (4) 255 214
Conroe Local Government, Convention Center Hotel, 4.00%,
10/1/50  1,275 97 6
Conroe Local Government, Convention Center Hotel, 5.00%,
10/1/50  (4) 1,375 1,083
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/47  (16) 7,750 8,180
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42  3,955 3,718
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25  (5) 11,005 10,959
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/38  405 351
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/43  415 344
Harris County Health Fac. Dev., Methodist Hosp. System,
Series A-1, VRDN, 4.05%, 12/1/41  385 385
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/38  1,350 1,244
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/39  845 771
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/40  845 762
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/41  845 758

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Houston Airport System, Series B-1, 5.00%, 7/15/30  (5) 5,625 5,652
Houston Airport System, Series B-1, 5.00%, 7/15/35  (5) 7,560 7,564
Houston Airport System, United Airlines, 4.00%, 7/15/41  (5) 3,955 3,487
Houston Airport System, United Airlines, Series A, 4.00%,
7/1/41  (5) 1,620 1,428
Houston Airport System, United Airlines, Terminal E, 4.75%,
7/1/24  (5) 1,750 1,751
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,110 1,098
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,335 1,302
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,305 2,099
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  5,275 4,640
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,645 1,618
Mission Economic Dev., Natgasoline , Series B, 4.625%,
10/1/31  (4)(5) 15,395 15,015
Montgomery County Toll Road Auth., 5.00%, 9/15/32  435 441
Montgomery County Toll Road Auth., 5.00%, 9/15/33  450 457
Montgomery County Toll Road Auth., 5.00%, 9/15/34  475 481
Montgomery County Toll Road Auth., 5.00%, 9/15/35  440 445
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,11 0 1,118
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,030 1,033
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,095 3,050
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,105 3,010
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A, 5.00%,
7/1/57  7,915 6,325
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living, VR,
2.00%, 11/15/61, (2.00% PIK)  (1)(9) 5,522 2,177
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/29  4,630 4,594
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46  12,385 11,060
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46  (3) 2,470 2,456
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Denton Univ.,
Series A-1, 5.00%, 7/1/58  (3) 2,355 2,305
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 ( Prerefunded 4/1/25)  (7) 395 404
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 ( Prerefunded 4/1/25)  (7) 1,205 1,233
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 ( Prerefunded 4/1/25)  (7) 4,765 4,875
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  3,585 2,714
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/36
( Prerefunded 11/15/24)  (7) 435 450
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/46
( Prerefunded 11/15/24)  (7) 1,225 1,268

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  395 343
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  790 640
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  790 621
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  790 744
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  370 345
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  790 730
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  790 723
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,190 1,002
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  4,810 3,802
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/37 ( Prerefunded 4/1/27)  (7) 1,345 1,428
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/42 ( Prerefunded 4/1/27)  (7) 1,585 1,683
North Texas Tollway Auth., Series B, 3.00%, 1/1/51  (10) 7,445 5,361
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36  (4)(5) 900 631
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 3.00%,
1/1/50  (4)(5) 1,980 1,132
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35  (4)(5) 1,645 1,298
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50  (4)(5) 3,040 2,123
Tarrant County Cultural Ed. Fac. Fin., Edgemere -Northwest Senior
Housing, 5.25%, 11/15/47  (1)(13) 1,321 —
Tarrant County Cultural Ed. Fac. Fin., Edgemere -Northwest Senior
Housing, Series A, 5.00%, 11/15/45  (1)(13) 6,948 1
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54  (1)(2) 5,878 3,820
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/40  (5) 3,065 3,069
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55  (5) 3,215 3,164
Texas Private Activity Bond Surface Transportation, Segment 3C
Project, 5.00%, 6/30/58  (5) 8,935 8,939
Texas Private Activity Bond Surface Transportation, Tarrant
Express Project, 5.50%, 12/31/58  (5) 2,950 3,121

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  8,745 8,576
218,878
UTAH 0.8%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,800 1,417
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,000 2,927
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  2,485 1,933
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  7,550 5,452
Salt Lake City Airport, Series A, 5.00%, 7/1/43  (5) 2,765 2,819
Salt Lake City Airport, Series A, 5.00%, 7/1/46  (5) 4,605 4,718
UIPA Crossroads Public Infrastructure Dist., 4.375%, 6/1/52  (4) 10,115 8,557
27,823
VIRGINIA 5.3%
Alexandria, Series A, GO, 2.00%, 12/15/40  6,150 4,190
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  1,050 903
Botetourt County, Residential Care Fac., Glebe, Series A, 6.00%,
7/1/34  5,775 5,807
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  12,535 12,658
Chesapeake Expressway Toll Road, Series B, 4.875%, 7/15/40  5,960 6,044
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/32 ( Prerefunded 12/1/23)  (7) 1,310 1,315
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/42 ( Prerefunded 12/1/23)  (7) 2,215 2,223
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/47 ( Prerefunded 12/1/23)  (7) 1,585 1,591
Lynchburg Economic Dev. Auth., Central Health, Series A, 4.00%,
1/1/47  3,000 2,647
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  3,180 2,906
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,075 3,278
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  4,945 4,689
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  3,380 2,882
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  2,575 2,026
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  790 814
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,055 1,082
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  21,370 5,475
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45  (4) 4,750 4,360

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30  (4) 1,090 1,096
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35  (4) 1,430 1,431
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/24  (4) 1,080 1,077
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/25  (4) 1,140 1,135
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/30  (4) 3,750 3,750
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/35  (4) 1,000 979
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/45  (4) 2,460 2,258
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/40  (5) 1,150 1,049
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/41  (5) 2,140 1,938
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/42  (5) 1,025 919
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48  (5) 15,125 13,048
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/35  (5) 3,530 3,721
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
1/1/36  (5) 845 886
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/37  (5) 1,875 1,938
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37  (5) 3,080 2,899
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38  (5) 3,820 3,508
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/40  (5) 7,650 6,924
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/47  (5) 11,105 11,181
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/57  (5) 2,995 3,001
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47  (5) 1,190 1,192
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49  (5) 8,705 8,710
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56  (5) 44,865 44,217
181,747
WASHINGTON 0.8%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,105 2,050

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  5,975 5,705
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/38  (4) 830 665
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/48  (4) 2,300 1,654
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/53  (4) 920 642
Washington State Housing Fin. Commission, Judson Park, 4.00%,
7/1/28  (4) 225 207
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/33  (4) 225 205
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/38  (4) 650 559
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/48  (4) 1,660 1,317
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46  (4) 2,575 2,010
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51  (4) 5,330 4,013
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, Class A, 3.50%, 12/20/35  6,160 5,577
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55  (4) 4,925 3,632
28,236
WEST VIRGINIA 0.4%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43  (4) 1,685 1,493
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43  (4) 1,180 1,130
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37  (4) 1,940 1,983
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43  (4) 1,940 1,986
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25)  (5) 2,375 2,376
West Virginia Economic Dev. Auth., Mitchell Project, VRDN, 4.70%,
4/1/36 (Tender 6/17/26)  (5) 3,450 3,442
12,410
WISCONSIN 2.7%
PFA, Celanese, Series B, 5.00%, 12/1/25  (5) 4,750 4,816
PFA, Celanese, Series C, 4.30%, 11/1/30  (5) 3,955 3,886
PFA, Celanese, Series D, 4.05%, 11/1/30  1,980 1,915
PFA, Church Home of Hartford, 5.00%, 9/1/30  (4) 630 592
PFA, Church Home of Hartford, 5.00%, 9/1/38  (4) 1,365 1,181
PFA, Corvian Community School, Series A, 4.00%, 6/15/29  (4) 665 617

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Corvian Community School, Series A, 5.00%, 6/15/39  (4) 790 700
PFA, Corvian Community School, Series A, 5.00%, 6/15/49  (4) 1,385 1,127
PFA, Corvian Community School, Series A, 5.125%, 6/15/47  (4) 2,085 1,749
PFA, Corvian Community School, Series A, 6.25%, 6/15/48  (4) 535 520
PFA, Corvian Community School, Series A, 6.25%, 6/15/53  (4) 2,515 2,416
PFA, Founders Academy of Las Vegas, Series A, 4.00%, 7/1/30  (4) 300 272
PFA, Founders Academy of Las Vegas, Series A, 5.00%, 7/1/40  (4) 560 487
PFA, Founders Academy of Las Vegas, Series A, 5.00%, 7/1/55  (4) 1,145 899
PFA, Founders Academy of Las Vegas, Series A, 6.375%,
7/1/43  (4)(16) 325 324
PFA, Founders Academy of Las Vegas, Series A, 6.625%,
7/1/53  (4)(16) 100 100
PFA, Founders Academy of Las Vegas, Series A, 6.75%, 7/1/58  (4)
(16) 375 375
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,835 1,735
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/62  3,370 3,117
PFA, Mary's Woods at Marylhurst , 5.25%, 5/15/37  (4) 435 421
PFA, Mary's Woods at Marylhurst , 5.25%, 5/15/47  (4) 965 880
PFA, Mary's Woods at Marylhurst , 5.25%, 5/15/52  (4) 1,820 1,614
PFA, Mountain Island Charter School, 5.00%, 7/1/37  655 654
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,585 1,483
PFA, Mountain Island Charter School, 5.00%, 7/1/52  3,405 3,129
PFA, National Gypsum, 4.00%, 8/1/35  (5) 18,170 15,696
PFA, Nevada State College, Series A, 5.00%, 5/1/60  (4) 4,520 3,858
PFA, Nevada State College, Series B, 9.00%, 5/1/71  (4) 2,090 2,109
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/37  (4) 5,055 4,635
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52  (4) 5,055 4,046
PFA, SKY Harbour Capital, 4.00%, 7/1/41  (5) 3,685 2,772
PFA, SKY Harbour Capital, 4.25%, 7/1/54  (5) 11,045 7,599
PFA, Southminster , 5.00%, 10/1/43  (4) 1,780 1,568
PFA, Southminster , 5.00%, 10/1/48  (4) 1,585 1,350
PFA, Southminster , 5.00%, 10/1/53  (4) 4,560 3,765
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/51  (4) 2,190 1,678
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/61  (4) 1,215 884
PFA, Univ. of Hawai'i Foundation project, Series B, 5.25%,
7/1/61  (4) 1,930 1,529
Univ. of Wisconsin Hosp. & Clinics Auth., Series B, VRDN, 4.00%,
4/1/48  825 825
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37  880 792
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41  1,310 1,137
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36  615 533
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41  610 491
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45  510 391

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/40 ( Prerefunded 9/15/23)  (7) 790 790
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/45 ( Prerefunded 9/15/23)  (7) 1,025 1,025
92,482
Total Municipal Securities (Cost $3,798,659) 3,390,433
Total Investments in Securities
99.4% of Net Assets
(Cost $3,798,859) $ 3,390,650
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Insured by Assured Guaranty Municipal Corporation
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$725,829 and represents 21.3% of net assets.
(5) Interest subject to alternative minimum tax.
(6) Insured by Berkshire Hathaway Assurance Corporation
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by Assured Guaranty Corporation
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Insured by Build America Mutual Assurance Company
(11) Insured by National Public Finance Guarantee Corporation
(12) Escrowed to maturity
(13) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(15) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(16) When-issued security
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
August 31, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,798,859) $ 3,390,650
Interest receivable 38,464
Receivable for shares sold 2,713
Receivable for investment securities sold 982
Cash 173
Other assets 82
Total assets 3,433,064
Liabilities
Payable for investment securities purchased 9,060
Payable for shares redeemed 7,882
Investment management fees payable 1,419
Due to affiliates 97
Payable to directors 2
Other liabilities 3,046
Total liabilities 21,506
NET ASSETS $ 3,411,558

T. ROWE PRICE Tax-Free High Yield Fund
August 31, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (556,535)
Paid-in capital applicable to 322,370,673 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,968,093
NET ASSETS $ 3,411,558
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,949,374; Shares outstanding: 184,189,260) $ 10.58
Advisor Class
(Net assets: $4,747; Shares outstanding: 445,818) $ 10.65
I Class
(Net assets: $1,457,437; Shares outstanding: 137,735,595) $ 10.58

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Investment Income (Loss)
Income
    Interest $ 78,822
Dividend 3
Total income 78,825
Expenses
Investment management 10,471
Shareholder servicing
Investor Class $ 1,234
Advisor Class 5
I Class 166 1,405
Rule 12b-1 fees
Advisor Class 6
Prospectus and shareholder reports
Investor Class 55
Advisor Class 1
I Class 28 84
Interest 275
Custody and accounting 122
Registration 109
Proxy and annual meeting 65
Legal and audit 20
Directors 7
Miscellaneous 34
Waived / paid by Price Associates (1,661)
Total expenses 10,937
Net investment income 67,888
Realized and Unrealized Gain / Loss –
Net realized loss on securities (43,156)
Change in net unrealized gain / loss on securities 27,091
Net realized and unrealized gain / loss (16,065)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 51,823

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 67,888 $ 163,921
Net realized loss (43,156) (88,373)
Change in net unrealized gain / loss 27,091 (582,466)
Increase (decrease) in net assets from operations 51,823 (506,918)
Distributions to shareholders
Net earnings
Investor Class (36,485) (84,531)
Advisor Class (86) (220)
I Class (30,381) (78,467)
Decrease in net assets from distributions (66,952) (163,218)
Capital share transactions
*
Shares sold
Investor Class 231,978 1,927,977
Advisor Class 2 2,619
I Class 83,766 1,386,152
Distributions reinvested
Investor Class 29,874 69,836
Advisor Class 86 220
I Class 20,445 57,275
Shares redeemed
Investor Class (251,451) (3,253,105)
Advisor Class (641) (4,238)
I Class (488,019) (1,245,803)
Decrease in net assets from capital share
transactions (373,960) (1,059,067)

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Net Assets
Decrease during period (389,089) (1,729,203)
Beginning of period 3,800,647 5,529,850
End of period $ 3,411,558 $ 3,800,647
*Share information (000s)
Shares sold
Investor Class 21,681 173,353
Advisor Class –
(1)
243
I Class 7,813 124,045
Distributions reinvested
Investor Class 2,790 6,361
Advisor Class 8 20
I Class 1,909 5,235
Shares redeemed
Investor Class (23,480) (289,447)
Advisor Class (59) (387)
I Class (45,570) (114,687)
Decrease in shares outstanding (34,908) (95,264)
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Tax-Free High Yield Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities. The fund has three classes of shares: the Tax-Free High Yield Fund
(Investor Class), the Tax-Free High Yield Fund–Advisor Class (Advisor Class) and the
Tax-Free High Yield Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from

T. ROWE PRICE Tax-Free High Yield Fund

litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss)
to paid-in capital. During the six months ended August 31, 2023, the fund realized
$23,866,000 of net loss on $289,824,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Tax-Free High Yield Fund

The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Tax-Free High Yield Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Tax-Free High Yield Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 3,390,433 $ — $ 3,390,433
Common Stocks 217 — — 217
Total $ 217 $ 3,390,433 $ — $ 3,390,650

T. ROWE PRICE Tax-Free High Yield Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-
issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $159,679,000 and $485,479,000, respectively, for the six months ended August 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.

T. ROWE PRICE Tax-Free High Yield Fund

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2023, the fund had $116,389,000 of available capital loss carryforwards.
At August 31, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $3,798,996,000. Net unrealized loss aggregated $408,346,000 at period-end, of which $21,314,000 related to appreciated investments and $429,660,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2023, the effective annual group fee rate was 0.29%. Effective July 1, 2019, Price Associates has contractually agreed, at least through June 30, 2024, to waive a portion of its management fee in order to limit the fund’s management fees to 0.49% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-
year terms unless terminated or modified by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $1,661,000 and allocated ratably in the amounts of $917,000 for the Investor Class, $3,000 for the Advisor Class, and $741,000 for the
I Class, for the six months ended August 31, 2023.
Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring,

T. ROWE PRICE Tax-Free High Yield Fund

extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund(collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended
August 31, 2023, expenses incurred pursuant to these service agreements were $60,000 for Price Associates and $364,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Advisor Class I Class
Expense limitation/I Class Limit 1.19% 0.05%
Expense limitation date 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Tax-Free High Yield Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
August 31, 2023, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of
August 31, 2023.
NOTE 6 - BORROWING
The fund, together with certain other U.S. registered funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the fund can borrow up to an aggregate commitment amount of $1.15 billion on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee of 0.15% of the average daily undrawn commitment.
All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Secured Overnight Financing Rate (SOFR) plus 0.10% per annum,
(b) Federal Funds Rate, or (c) the Overnight Bank Funding Rate plus an applicable margin. At August 31, 2023, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,150,000,000.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity

T. ROWE PRICE Tax-Free High Yield Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Tax-Free High Yield Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 158,093,740 744,923
Mark J. Parrell 157,819,294 912,992
Kellye L. Walker 153,497,126 5,430,898
Eric L. Veiel 157,982,711 907,421

T. ROWE PRICE Tax-Free High Yield Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Tax-Free High Yield Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Tax-Free High Yield Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Tax-Free High Yield Fund

The fund has a contractual limitation in place whereby the Adviser has agreed to waive a portion of the management fee it is entitled to receive from the fund in order to limit the fund’s overall management fee rate to 0.49% of the fund’s average daily net assets. Any fees waived under this management fee waiver agreement are not subject to reimbursement to the Adviser by the fund. The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fourth
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Tax-Free High Yield Fund

quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group and Expense Universe) and fourth quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the fifth quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor
Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Tax-Free High Yield Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Tax-Free High Yield Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F59-051 10/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2023